Vanguard® S&P Small-Cap 600 Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (1.8%)
	Cogent Communications Holdings Inc.	150,549	11,281
*	TechTarget Inc.	89,930	8,690
*	Meredith Corp.	144,023	8,497
*	Cinemark Holdings Inc.	377,806	5,864
	Shenandoah Telecommunications Co.	177,688	4,512
	Scholastic Corp.	107,949	4,063
*	AMC Networks Inc. Class A	103,801	4,008
	EW Scripps Co. Class A	202,865	3,759
*	QuinStreet Inc.	175,341	2,685
*	Gannett Co. Inc.	506,838	2,590
*	Thryv Holdings Inc.	60,170	2,352
*	Loyalty Ventures Inc.	70,459	2,022
*	Consolidated Communications Holdings Inc.	255,191	1,919
	ATN International Inc.	38,845	1,484
*	Marcus Corp.	77,931	1,361
			65,087
Consumer Discretionary (13.1%)
	Macy's Inc.	1,107,566	31,566
	Signet Jewelers Ltd.	187,066	18,172
*	Meritage Homes Corp.	133,614	15,080
	LCI Industries	89,685	13,656
*	Asbury Automotive Group Inc.	80,345	13,148
	Steven Madden Ltd.	273,349	12,970
*	Boot Barn Holdings Inc.	104,804	12,822
	Group 1 Automotive Inc.	64,144	12,492
*	Dorman Products Inc.	101,651	11,281
*	LGI Homes Inc.	76,884	11,045
	Installed Building Products Inc.	83,280	10,751
*	Shake Shack Inc. Class A	138,883	10,137
*	Gentherm Inc.	117,652	9,936
	MDC Holdings Inc.	200,519	9,593
	Shutterstock Inc.	83,175	9,483
	Rent-A-Center Inc.	214,654	9,481
	Kontoor Brands Inc.	169,854	9,158
	Wolverine World Wide Inc.	291,747	9,082
*	Cavco Industries Inc.	30,371	9,035
*	Vista Outdoor Inc.	203,632	8,893
	Winnebago Industries Inc.	119,225	8,610
*	Sally Beauty Holdings Inc.	401,668	7,869
*	Abercrombie & Fitch Co. Class A	218,395	7,862
*	iRobot Corp.	99,541	7,556

		Shares	Market Value ($000)
	Century Communities Inc.	105,554	7,502
*	Bed Bath & Beyond Inc.	371,477	6,809
*	Sleep Number Corp.	83,752	6,682
	Monro Inc.	119,120	6,673
*	Cheesecake Factory Inc.	172,120	6,596
	Patrick Industries Inc.	79,969	6,379
*	ODP Corp.	168,803	6,374
*	M/I Homes Inc.	104,285	5,828
*	Brinker International Inc.	162,252	5,614
	Oxford Industries Inc.	56,485	5,397
	La-Z-Boy Inc.	160,829	5,370
	Big Lots Inc.	123,207	5,345
*	Adtalem Global Education Inc.	175,789	5,216
*	Bloomin' Brands Inc.	288,924	5,105
	Buckle Inc.	104,099	4,897
*	G-III Apparel Group Ltd.	154,318	4,574
	Sturm Ruger & Co. Inc.	62,624	4,489
*	Dave & Buster's Entertainment Inc.	137,187	4,456
*	Dine Brands Global Inc.	61,130	4,390
	Strategic Education Inc.	80,243	4,293
*	Children's Place Inc.	49,428	4,277
	Hibbett Inc.	53,357	4,159
*	MarineMax Inc.	77,123	4,108
*	American Axle & Manufacturing Holdings Inc.	404,566	3,584
*	Zumiez Inc.	77,941	3,567
	Standard Motor Products Inc.	68,712	3,438
	Sonic Automotive Inc. Class A	74,742	3,357
	Caleres Inc.	136,149	3,214
*	WW International Inc.	188,516	3,171
*	Genesco Inc.	50,006	3,160
	Guess? Inc.	138,396	3,121
*	Monarch Casino & Resort Inc.	46,311	3,120
*	Designer Brands Inc. Class A	216,744	2,965
*	Tupperware Brands Corp.	176,683	2,763
	Movado Group Inc.	59,630	2,676
	Aaron's Co. Inc.	116,152	2,579
*	Chico's FAS Inc.	434,549	2,490
*	BJ's Restaurants Inc.	82,823	2,473
*	Perdoceo Education Corp.	249,662	2,459
	Shoe Carnival Inc.	62,163	2,430
*	America's Car-Mart Inc.	22,477	2,206
*	Liquidity Services Inc.	94,143	2,134
*	Chuy's Holdings Inc.	70,893	2,032
*	Fossil Group Inc.	168,146	2,009
	PetMed Express Inc.	72,160	1,974
*	Ruth's Hospitality Group Inc.	114,565	1,948
	Ethan Allen Interiors Inc.	77,754	1,749
*	Universal Electronics Inc.	47,725	1,728
	Haverty Furniture Cos. Inc.	54,354	1,626
*	Lumber Liquidators Holdings Inc.	103,106	1,582
*	Conn's Inc.	67,815	1,484
*	Cooper-Standard Holdings Inc.	60,482	1,396
*	American Public Education Inc.	66,320	1,253
	Cato Corp. Class A	69,513	1,143
*	Motorcar Parts of America Inc.	67,557	1,084
*	Unifi Inc.	49,529	1,009
*	Red Robin Gourmet Burgers Inc.	55,697	908
*	Barnes & Noble Education Inc.	128,028	899

		Shares	Market Value ($000)
*	Vera Bradley Inc.	91,496	870
*	El Pollo Loco Holdings Inc.	68,556	865
*	Fiesta Restaurant Group Inc.	61,411	573
			485,250
Consumer Staples (4.3%)
*	Simply Good Foods Co.	299,051	11,056
	WD-40 Co.	48,641	10,913
*	United Natural Foods Inc.	199,934	9,941
	Coca-Cola Consolidated Inc.	16,499	9,414
*	Celsius Holdings Inc.	134,756	9,219
	Medifast Inc.	41,623	8,563
	Edgewell Personal Care Co.	193,099	8,199
*	TreeHouse Foods Inc.	197,930	7,264
	Vector Group Ltd.	464,967	7,226
	J & J Snack Foods Corp.	52,761	7,206
[1]	B&G Foods Inc.	230,291	6,939
*	Central Garden & Pet Co. Class A	142,310	6,169
	PriceSmart Inc.	85,366	6,122
	Inter Parfums Inc.	63,050	5,538
*	elf Beauty Inc.	169,599	5,108
	Cal-Maine Foods Inc.	133,207	4,803
	National Beverage Corp.	82,670	4,294
*	USANA Health Sciences Inc.	42,591	4,247
	Universal Corp.	87,079	4,055
	Andersons Inc.	109,964	3,737
*	Chefs' Warehouse Inc.	115,949	3,603
	MGP Ingredients Inc.	44,547	3,474
	SpartanNash Co.	129,006	3,087
	Fresh Del Monte Produce Inc.	117,802	2,917
	John B Sanfilippo & Son Inc.	31,602	2,604
	Calavo Growers Inc.	62,641	2,539
*	Central Garden & Pet Co.	34,766	1,675
*	Seneca Foods Corp. Class A	23,065	985
			160,897
Energy (4.6%)
*	Range Resources Corp.	922,531	18,045
	PDC Energy Inc.	350,389	17,670
	Matador Resources Co.	390,596	15,339
	SM Energy Co.	430,663	12,489
*	Southwestern Energy Co.	2,402,139	10,762
	Civitas Resources Inc.	174,725	8,930
	Helmerich & Payne Inc.	382,768	8,593
*	Renewable Energy Group Inc.	178,244	8,516
*	Green Plains Inc.	190,729	7,372
*	Callon Petroleum Co.	139,840	7,109
	World Fuel Services Corp.	225,768	5,642
	Patterson-UTI Energy Inc.	669,800	4,729
*	PBF Energy Inc. Class A	338,031	4,236
*	Oceaneering International Inc.	354,838	3,793
	Core Laboratories NV	164,119	3,757
	Archrock Inc.	475,333	3,513
*	Laredo Petroleum Inc.	47,983	2,826
*	US Silica Holdings Inc.	266,593	2,586
*	ProPetro Holding Corp.	301,564	2,479
*	CONSOL Energy Inc.	112,717	2,474
*	Bristow Group Inc. Class A	82,466	2,449
*	DMC Global Inc.	66,684	2,434

		Shares	Market Value ($000)
*	Dril-Quip Inc.	125,820	2,404
*	Nabors Industries Ltd.	27,436	2,235
*	Par Pacific Holdings Inc.	163,195	2,210
*	REX American Resources Corp.	18,775	1,709
*	Helix Energy Solutions Group Inc.	502,705	1,528
*	Ranger Oil Corp.	54,418	1,465
*	Talos Energy Inc.	145,276	1,448
	Dorian LPG Ltd.	98,564	1,213
*	Oil States International Inc.	216,882	1,097
*	RPC Inc.	253,502	1,022
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	8,451	39
			172,113
Financials (18.6%)
*	Trupanion Inc.	121,516	14,985
	Walker & Dunlop Inc.	103,889	14,616
	ServisFirst Bancshares Inc.	173,308	13,932
	Community Bank System Inc.	191,369	13,522
	Independent Bank Corp. (Massachusetts)	168,779	13,344
	BankUnited Inc.	329,490	13,061
	Pacific Premier Bancorp Inc.	335,925	13,017
	Assured Guaranty Ltd.	258,895	12,678
	First Hawaiian Inc.	459,921	12,073
*	Mr Cooper Group Inc.	305,756	12,007
	Investors Bancorp Inc.	799,762	11,908
	Ameris Bancorp	235,231	11,449
	Simmons First National Corp. Class A	384,331	11,188
*	Axos Financial Inc.	189,458	10,725
*	Triumph Bancorp Inc.	83,758	10,667
	United Community Banks Inc.	307,489	10,538
	Old National Bancorp	588,306	10,390
	First Bancorp	740,021	9,835
	American Equity Investment Life Holding Co.	292,236	9,828
	Independent Bank Group Inc.	131,719	9,145
	Columbia Banking System Inc.	275,898	9,066
	Flagstar Bancorp Inc.	187,561	8,729
	CVB Financial Corp.	453,297	8,663
	Piper Sandler Cos.	50,719	8,407
	WSFS Financial Corp.	168,705	8,388
	First Midwest Bancorp Inc.	405,774	8,006
	First Financial Bancorp	339,757	7,814
	Virtus Investment Partners Inc.	25,526	7,591
	Hilltop Holdings Inc.	221,950	7,553
	Renasant Corp.	199,902	7,282
	Two Harbors Investment Corp.	1,222,475	7,188
	Banner Corp.	122,847	7,037
	Veritex Holdings Inc.	175,919	6,972
*	Green Dot Corp. Class A	193,829	6,958
*	PRA Group Inc.	162,519	6,901
*	Genworth Financial Inc. Class A	1,800,606	6,878
	Stewart Information Services Corp.	95,551	6,805
	Meta Financial Group Inc.	113,458	6,781
	Trustmark Corp.	221,495	6,780
	Park National Corp.	51,567	6,708
	Seacoast Banking Corp. of Florida	197,214	6,660
	Great Western Bancorp Inc.	195,934	6,574
	Provident Financial Services Inc.	276,094	6,499
	Eagle Bancorp Inc.	113,637	6,403
	Brightsphere Investment Group Inc.	211,622	6,355

		Shares	Market Value ($000)
	Lakeland Financial Corp.	89,887	6,348
	Apollo Commercial Real Estate Finance Inc.	466,749	6,315
*,1	Encore Capital Group Inc.	107,599	6,277
	Hope Bancorp Inc.	435,803	6,254
*	Palomar Holdings Inc.	85,493	6,248
*	Customers Bancorp Inc.	105,567	6,085
	PennyMac Mortgage Investment Trust	347,313	6,033
	Northwest Bancshares Inc.	450,007	5,976
*	NMI Holdings Inc. Class A	303,830	5,955
*	Bancorp Inc.	202,731	5,731
	NBT Bancorp Inc.	153,610	5,547
	Horace Mann Educators Corp.	147,519	5,469
	First Bancorp (XNGS)	122,333	5,437
	FB Financial Corp.	126,313	5,419
	Capitol Federal Financial Inc.	457,766	5,200
	Redwood Trust Inc.	402,336	5,158
	Westamerica Bancorp	95,547	5,139
	First Commonwealth Financial Corp.	341,246	5,129
	New York Mortgage Trust Inc.	1,346,263	5,022
*	Enova International Inc.	131,132	4,999
*	Donnelley Financial Solutions Inc.	104,928	4,902
	Southside Bancshares Inc.	116,172	4,734
	National Bank Holdings Corp. Class A	109,331	4,660
	Berkshire Hills Bancorp Inc.	174,066	4,649
*	LendingTree Inc.	40,729	4,618
	OFG Bancorp	183,809	4,430
	ProAssurance Corp.	191,292	4,400
	B. Riley Financial Inc.	56,772	4,396
	BancFirst Corp.	67,394	4,288
	City Holding Co.	54,514	4,277
	Brookline Bancorp Inc.	277,066	4,275
	S&T Bancorp Inc.	139,484	4,172
	Dime Community Bancshares Inc.	119,188	4,088
*	Selectquote Inc.	440,052	3,960
	Safety Insurance Group Inc.	50,462	3,899
	Employers Holdings Inc.	100,312	3,873
	Banc of California Inc.	190,427	3,730
	HomeStreet Inc.	73,980	3,652
	AMERISAFE Inc.	68,732	3,649
	James River Group Holdings Ltd.	132,555	3,505
*	StoneX Group Inc.	59,718	3,355
	Preferred Bank	48,999	3,339
	Tompkins Financial Corp.	42,370	3,312
	Ready Capital Corp.	202,623	3,112
	Invesco Mortgage Capital Inc.	1,027,566	3,083
*	World Acceptance Corp.	15,004	3,082
	Heritage Financial Corp.	127,876	2,996
	KKR Real Estate Finance Trust Inc.	143,215	2,955
	ARMOUR Residential REIT Inc.	295,472	2,893
*	Blucora Inc.	173,279	2,805
	Ellington Financial Inc.	169,285	2,805
	Allegiance Bancshares Inc.	66,634	2,694
	Northfield Bancorp Inc.	159,237	2,683
	Central Pacific Financial Corp.	100,037	2,678
	HCI Group Inc.	23,426	2,586
*	Ambac Financial Group Inc.	163,684	2,445
	Hanmi Financial Corp.	108,804	2,445
	Granite Point Mortgage Trust Inc.	195,216	2,407

		Shares	Market Value ($000)
*	SiriusPoint Ltd.	311,489	2,398
	WisdomTree Investments Inc.	385,522	2,367
	TrustCo Bank Corp.	68,284	2,230
*	eHealth Inc.	83,680	1,848
*	Franklin BSP Realty Trust Inc.	112,944	1,733
	United Fire Group Inc.	76,674	1,604
	Universal Insurance Holdings Inc.	99,955	1,506
*	EZCORP Inc. Class A	187,479	1,387
	Greenhill & Co. Inc.	51,558	880
			687,432
Health Care (12.0%)
*	Omnicell Inc.	154,455	27,339
*	AMN Healthcare Services Inc.	167,893	19,141
*	NeoGenomics Inc.	436,372	14,950
	Ensign Group Inc.	185,891	14,189
	CONMED Corp.	103,659	13,627
*	Apollo Medical Holdings Inc.	133,526	12,507
*	Cytokinetics Inc.	296,321	11,657
*	Merit Medical Systems Inc.	179,687	11,295
	Owens & Minor Inc.	267,762	10,710
	Select Medical Holdings Corp.	377,324	10,131
*	Prestige Consumer Healthcare Inc.	177,618	9,938
*	Ligand Pharmaceuticals Inc.	59,174	9,581
*	Integer Holdings Corp.	117,091	9,337
*	Pacira BioSciences Inc.	157,727	8,300
*	Magellan Health Inc.	82,594	7,829
*	Corcept Therapeutics Inc.	370,759	7,786
*	MEDNAX Inc.	306,190	7,520
*	Xencor Inc.	206,942	7,495
*	Emergent BioSolutions Inc.	169,408	7,474
*	Allscripts Healthcare Solutions Inc.	444,676	7,395
*	Myriad Genetics Inc.	276,957	7,162
*	Glaukos Corp.	165,161	7,107
*	Avid Bioservices Inc.	216,672	6,621
*	Covetrus Inc.	366,001	6,581
*	Lantheus Holdings Inc.	240,271	6,434
*	Fulgent Genetics Inc.	68,230	6,381
*	CorVel Corp.	33,564	6,310
*	Vericel Corp.	165,457	6,157
*	Heska Corp.	37,764	6,078
*	ModivCare Inc.	43,663	5,983
	Mesa Laboratories Inc.	18,490	5,710
*	Supernus Pharmaceuticals Inc.	188,916	5,662
*	Enanta Pharmaceuticals Inc.	63,841	5,636
*	Community Health Systems Inc.	440,243	5,296
*	Avanos Medical Inc.	170,591	5,147
*	Addus HomeCare Corp.	56,633	4,940
*	Endo International plc	828,039	4,637
*	REGENXBIO Inc.	133,390	4,268
*	RadNet Inc.	156,287	4,213
*	Coherus Biosciences Inc.	225,153	4,181
*	Joint Corp.	50,938	4,071
*	OptimizeRx Corp.	62,500	4,062
*	Varex Imaging Corp.	139,646	3,987
*	BioLife Solutions Inc.	103,161	3,937
	US Physical Therapy Inc.	45,739	3,933
*	Tivity Health Inc.	156,799	3,735
*	Innoviva Inc.	222,053	3,713

		Shares	Market Value ($000)
*	uniQure NV	127,425	3,549
*	AngioDynamics Inc.	136,416	3,513
*	Cross Country Healthcare Inc.	125,738	3,289
*	Vanda Pharmaceuticals Inc.	197,584	3,201
	LeMaitre Vascular Inc.	68,071	3,185
*	NextGen Healthcare Inc.	200,265	3,104
*	Meridian Bioscience Inc.	154,230	3,071
*	Cardiovascular Systems Inc.	142,374	2,847
*	Natus Medical Inc.	121,374	2,743
*	Harmony Biosciences Holdings Inc.	78,898	2,690
	Simulations Plus Inc.	55,606	2,612
*	Amphastar Pharmaceuticals Inc.	131,596	2,574
*	CryoLife Inc.	139,557	2,399
*	OraSure Technologies Inc.	256,334	2,392
*	Organogenesis Holdings Inc. Class A	224,026	2,254
*	Collegium Pharmaceutical Inc.	125,743	2,211
*	Hanger Inc.	130,914	2,208
*	Inogen Inc.	72,227	2,207
*	Surmodics Inc.	49,387	2,170
*	Orthofix Medical Inc.	70,142	2,147
*	HealthStream Inc.	89,956	2,089
*	Cutera Inc.	57,720	2,012
*	Anika Therapeutics Inc.	51,124	2,000
*	Cara Therapeutics Inc.	149,077	1,965
*	Pennant Group Inc.	95,963	1,951
*	Eagle Pharmaceuticals Inc.	40,852	1,948
*	Computer Programs & Systems Inc.	51,956	1,531
*	ANI Pharmaceuticals Inc.	34,546	1,421
	Phibro Animal Health Corp. Class A	72,295	1,416
*	Tactile Systems Technology Inc.	70,443	1,374
*	Tabula Rasa HealthCare Inc.	81,576	927
*	Spectrum Pharmaceuticals Inc.	582,146	920
*	Zynex Inc.	69,842	894
*,2	Lantheus Holdings Inc. CVR	276,566	—
			444,957
Industrials (17.1%)
*	Chart Industries Inc.	126,490	22,079
	Exponent Inc.	184,875	21,538
	Watts Water Technologies Inc. Class A	97,919	18,478
	UFP Industries Inc.	219,738	18,300
	John Bean Technologies Corp.	112,842	17,803
	Korn Ferry	197,696	14,380
*	Resideo Technologies Inc.	511,646	13,349
	Applied Industrial Technologies Inc.	137,906	13,107
	Matson Inc.	154,416	12,590
	SPX FLOW Inc.	147,739	12,338
	Comfort Systems USA Inc.	128,832	12,222
	Franklin Electric Co. Inc.	138,446	12,190
	Hillenbrand Inc.	259,231	11,562
	AAON Inc.	146,940	11,461
	Mueller Industries Inc.	202,848	11,224
	Aerojet Rocketdyne Holdings Inc.	264,279	11,110
*	Vicor Corp.	75,700	10,860
	ABM Industries Inc.	238,276	10,722
	UniFirst Corp.	54,093	10,367
	Encore Wire Corp.	73,277	10,292
	Forward Air Corp.	96,329	9,512
*	SPX Corp.	160,783	9,350

		Shares	Market Value ($000)
	ArcBest Corp.	90,688	9,348
	Albany International Corp. Class A	114,922	9,301
*	Hub Group Inc. Class A	119,620	9,291
*	Allegiant Travel Co.	53,624	9,289
	Federal Signal Corp.	217,293	9,220
	Boise Cascade Co.	139,588	9,050
	Arcosa Inc.	171,796	8,791
	Brady Corp. Class A	172,187	8,652
*	GMS Inc.	152,798	8,537
*	Atlas Air Worldwide Holdings Inc.	95,774	8,391
*	Gibraltar Industries Inc.	115,824	7,864
	ESCO Technologies Inc.	92,463	7,558
	EnPro Industries Inc.	73,218	7,468
*,2	Raven Industries Inc.	127,444	7,392
	Moog Inc. Class A	104,091	7,200
	Barnes Group Inc.	165,423	7,188
*	SkyWest Inc.	178,768	7,002
*	MYR Group Inc.	59,940	6,636
	ManTech International Corp. Class A	97,597	6,632
*	AeroVironment Inc.	81,777	6,604
*	Veritiv Corp.	50,397	6,352
	Granite Construction Inc.	162,844	6,331
*	Meritor Inc.	249,350	6,306
	HNI Corp.	156,000	6,164
	Lindsay Corp.	38,764	5,641
	Tennant Co.	66,379	5,221
	Deluxe Corp.	151,290	5,120
	Astec Industries Inc.	80,949	5,074
	Alamo Group Inc.	35,201	5,006
*	Proto Labs Inc.	98,724	4,948
	Healthcare Services Group Inc.	265,503	4,646
	AZZ Inc.	89,179	4,628
	Greenbrier Cos. Inc.	115,115	4,603
*	CoreCivic Inc.	426,714	4,596
	Enerpac Tool Group Corp. Class A	213,346	4,504
	Standex International Corp.	43,446	4,475
	Griffon Corp.	168,771	4,440
*	PGT Innovations Inc.	211,151	4,337
*	Harsco Corp.	281,654	4,107
	Pitney Bowes Inc.	588,433	4,019
	Matthews International Corp. Class A	112,142	3,888
*	AAR Corp.	118,047	3,855
*	Triumph Group Inc.	229,016	3,838
*	US Ecology Inc.	111,706	3,806
	Apogee Enterprises Inc.	90,577	3,741
*	American Woodmark Corp.	59,572	3,672
	Kaman Corp.	98,713	3,652
	Marten Transport Ltd.	211,464	3,400
*	Hawaiian Holdings Inc.	181,758	3,323
*	NOW Inc.	392,969	3,285
*	TrueBlue Inc.	126,004	3,279
*	Viad Corp.	72,803	3,080
	Heidrick & Struggles International Inc.	69,424	2,997
	Interface Inc. Class A	209,943	2,994
	Wabash National Corp.	178,122	2,975
	Insteel Industries Inc.	68,945	2,907
	Heartland Express Inc.	166,947	2,795
	Quanex Building Products Corp.	118,846	2,540

		Shares	Market Value ($000)
*	Forrester Research Inc.	39,429	2,225
	Kelly Services Inc. Class A	127,451	2,149
*	CIRCOR International Inc.	71,770	1,934
	Resources Connection Inc.	109,844	1,887
*	DXP Enterprises Inc.	62,724	1,733
	National Presto Industries Inc.	18,028	1,474
*	Titan International Inc.	180,559	1,244
*	KAR Auction Services Inc.	65,256	978
	Park Aerospace Corp.	68,719	886
*	Matrix Service Co.	94,985	825
	Powell Industries Inc.	32,009	782
			632,910
Information Technology (13.9%)
	Power Integrations Inc.	214,194	21,426
*	Vonage Holdings Corp.	894,873	18,452
*	Rogers Corp.	66,533	18,138
*	SPS Commerce Inc.	127,303	17,948
*	Diodes Inc.	159,781	16,993
*	MaxLinear Inc. Class A	249,622	16,807
*	Onto Innovation Inc.	175,091	16,487
*	Perficient Inc.	116,846	16,011
*	ExlService Holdings Inc.	117,857	15,306
*	Fabrinet	131,046	14,488
*	Alarm.com Holdings Inc.	163,239	13,025
	Kulicke & Soffa Industries Inc.	219,883	12,678
*	Insight Enterprises Inc.	123,699	12,199
*	Viavi Solutions Inc.	811,337	12,016
	Advanced Energy Industries Inc.	136,173	11,941
*	FormFactor Inc.	275,643	11,555
	Badger Meter Inc.	103,537	10,598
*	Rambus Inc.	386,398	10,394
*	3D Systems Corp.	444,345	10,122
*	Itron Inc.	160,524	9,938
	EVERTEC Inc.	211,966	8,900
*	LivePerson Inc.	230,220	8,900
*	Ultra Clean Holdings Inc.	158,532	8,689
*	8x8 Inc.	397,495	8,566
*	Sanmina Corp.	231,019	8,441
*	Plexus Corp.	100,210	8,432
*	NetScout Systems Inc.	262,864	7,860
	Progress Software Corp.	155,279	7,523
	InterDigital Inc.	109,062	7,406
*	Axcelis Technologies Inc.	119,360	7,379
*	Knowles Corp.	326,984	7,102
	Xperi Holding Corp.	372,525	6,676
*	Bottomline Technologies DE Inc.	139,440	6,253
	CSG Systems International Inc.	116,408	6,136
*	Extreme Networks Inc.	448,952	6,061
	Methode Electronics Inc.	135,793	6,039
*	Cohu Inc.	172,223	5,678
	TTEC Holdings Inc.	65,168	5,500
*	OSI Systems Inc.	59,449	5,406
*	TTM Technologies Inc.	383,205	5,281
*	ePlus Inc.	48,022	5,066
*	Ichor Holdings Ltd.	100,844	4,829
*	Veeco Instruments Inc.	178,492	4,744
*	SMART Global Holdings Inc.	81,699	4,659
*	FARO Technologies Inc.	64,429	4,475

		Shares	Market Value ($000)
*	Unisys Corp.	238,631	4,334
	CTS Corp.	115,072	4,009
*	Harmonic Inc.	361,653	3,888
*	Plantronics Inc.	149,988	3,828
*	CEVA Inc.	81,395	3,590
*	Consensus Cloud Solutions Inc.	57,124	3,578
	ADTRAN Inc.	172,492	3,515
*	PDF Solutions Inc.	105,977	3,172
*	Agilysys Inc.	68,915	3,001
	Benchmark Electronics Inc.	126,225	2,976
*	Photronics Inc.	220,452	2,912
*	NETGEAR Inc.	108,431	2,899
*	ScanSource Inc.	90,485	2,828
*	Digi International Inc.	121,483	2,616
	Ebix Inc.	84,316	2,577
	Comtech Telecommunications Corp.	92,297	2,343
*	Arlo Technologies Inc.	295,654	2,291
*	Diebold Nixdorf Inc.	259,536	2,105
*	OneSpan Inc.	122,382	2,092
*	DSP Group Inc.	81,190	1,785
	PC Connection Inc.	39,051	1,712
*	CalAmp Corp.	125,660	1,154
*	BM Technologies Inc.	14,717	177
*	Applied Optoelectronics Inc.	122	1
			515,906
Materials (4.9%)
	Balchem Corp.	114,978	18,166
*	Livent Corp.	573,851	17,382
	HB Fuller Co.	186,442	13,640
	Quaker Chemical Corp.	47,580	10,841
*	Arconic Corp.	388,164	10,372
	Stepan Co.	75,725	8,535
	Innospec Inc.	87,520	7,107
	Trinseo plc	137,824	6,509
*	Allegheny Technologies Inc.	451,707	6,432
*	Ferro Corp.	294,021	6,210
*	O-I Glass Inc.	558,532	6,183
	Materion Corp.	72,486	6,137
*	Kraton Corp.	114,321	5,266
	Kaiser Aluminum Corp.	56,407	5,033
	Carpenter Technology Corp.	170,247	4,678
	AdvanSix Inc.	99,763	4,518
*	GCP Applied Technologies Inc.	190,068	4,436
	Warrior Met Coal Inc.	182,978	3,932
*	Sylvamo Corp.	126,383	3,827
	Schweitzer-Mauduit International Inc.	111,577	3,202
	Neenah Inc.	60,003	2,790
	Glatfelter Corp.	157,736	2,598
	Myers Industries Inc.	128,846	2,510
*	Clearwater Paper Corp.	59,157	2,381
*	Century Aluminum Co.	179,887	2,380
*	Koppers Holdings Inc.	75,520	2,281
	Hawkins Inc.	66,816	2,217
*	TimkenSteel Corp.	145,766	2,087
	Haynes International Inc.	45,063	1,806
	SunCoke Energy Inc.	294,541	1,794
	Mercer International Inc.	142,875	1,529
	American Vanguard Corp.	95,559	1,367

		Shares	Market Value ($000)
*	Rayonier Advanced Materials Inc.	226,461	1,241
	Tredegar Corp.	91,547	1,007
	FutureFuel Corp.	91,318	689
	Olympic Steel Inc.	33,508	682
			181,765
Real Estate (7.7%)
[1]	Innovative Industrial Properties Inc.	85,031	21,839
	Agree Realty Corp.	245,047	16,555
	Lexington Realty Trust	987,004	14,854
	Essential Properties Realty Trust Inc.	419,625	11,342
	Uniti Group Inc.	828,215	10,990
	SITE Centers Corp.	636,540	9,586
	Independence Realty Trust Inc.	372,996	9,138
	Brandywine Realty Trust	606,632	7,795
	Retail Opportunity Investments Corp.	431,209	7,572
	Washington REIT	300,260	7,567
	Four Corners Property Trust Inc.	270,369	7,305
[1]	Tanger Factory Outlet Centers Inc.	368,700	7,304
	CareTrust REIT Inc.	344,217	6,957
*	DiamondRock Hospitality Co.	747,056	6,507
	American Assets Trust Inc.	186,878	6,429
*	Xenia Hotels & Resorts Inc.	405,096	6,348
	Acadia Realty Trust	314,127	6,342
*	Realogy Holdings Corp.	413,775	6,285
	Easterly Government Properties Inc. Class A	298,810	6,266
[1]	iStar Inc.	254,198	6,187
	NexPoint Residential Trust Inc.	80,233	5,984
	Alexander & Baldwin Inc.	257,113	5,664
	St. Joe Co.	117,295	5,631
	Industrial Logistics Properties Trust	231,642	5,133
	Centerspace	49,765	5,086
	Global Net Lease Inc.	355,636	5,050
	Service Properties Trust	584,570	4,975
*	Mack-Cali Realty Corp.	283,633	4,740
	LTC Properties Inc.	140,344	4,457
	Getty Realty Corp.	138,098	4,216
	Office Properties Income Trust	172,010	4,082
*	Marcus & Millichap Inc.	88,491	3,792
	RPT Realty	287,936	3,663
	GEO Group Inc.	435,307	3,657
	Community Healthcare Trust Inc.	82,592	3,554
*	Orion Office REIT Inc.	195,400	3,472
*	Summit Hotel Properties Inc.	377,851	3,382
	Safehold Inc.	47,264	3,381
	Armada Hoffler Properties Inc.	216,813	3,025
	Universal Health Realty Income Trust	45,672	2,543
	Diversified Healthcare Trust	847,660	2,365
	Saul Centers Inc.	46,003	2,265
*	Chatham Lodging Trust	172,776	2,058
	Urstadt Biddle Properties Inc. Class A	106,679	2,014
	Franklin Street Properties Corp.	343,440	1,978
	RE/MAX Holdings Inc. Class A	66,933	1,840
	Whitestone REIT	154,777	1,433
*	Hersha Hospitality Trust Class A	117,835	1,040
			283,648
Utilities (1.7%)
	American States Water Co.	131,085	12,346

			Shares	Market Value ($000)
		California Water Service Group	182,899	11,524
		Avista Corp.	247,255	9,522
		South Jersey Industries Inc.	398,984	9,376
		Chesapeake Utilities Corp.	62,373	7,944
		Middlesex Water Co.	62,253	6,414
		Northwest Natural Holding Co.	109,110	4,705
		Unitil Corp.	56,496	2,341
				64,172
Total Common Stocks (Cost $3,083,231)				3,694,137
		Coupon
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[3,4]	Vanguard Market Liquidity Fund (Cost $32,933)	0.077%	329,384	32,938
Total Investments (100.6%) (Cost $3,116,164)				3,727,075
Other Assets and Liabilities—Net (-0.6%)				(20,682)
Net Assets (100%)				3,706,393
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $29,073,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $30,421,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2021	94	10,327	(570)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2021, based on the inputs used to value them:

	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,686,745	—	7,392	3,694,137
Temporary Cash Investments	32,938	—	—	32,938
Total	3,719,683	—	7,392	3,727,075

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	570	—	—	570
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.